Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	Pangaea Logistics Solutions Ltd.
Entity Central Index Key	0001606909
Entity Filer Category	Smaller Reporting Company